Acquisition Intention Deposit (Details)	Dec. 31, 2018 USD ($)	Oct. 08, 2018 USD ($)	Oct. 08, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Acquisition Intention Deposit (Textual)
Acquisition advance payment | $	$ 2,181,000	$ 2,181,000
RMB [Member]
Acquisition Intention Deposit (Textual)
Acquisition advance payment | ¥			¥ 15,000,000